Income Taxes - Deferred Income Tax Assets (Liabilities) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets related to uncertain tax positions	$ 0.8	$ 1.2